FIDELITY



(registered trademark)
U.S. GOVERNMENT RESERVES

SEMIANNUAL REPORT
MAY 31, 1997
CONTENTS


PRESIDENT'S MESSAGE    3    Ned Johnson on investing
                            strategies.

PERFORMANCE            4    How the fund has done over time.

FUND TALK              6    The manager's review of fund
                            performance, strategy and outlook.

INVESTMENT CHANGES     8    A summary of major shifts in the
                            fund's investments over the past six
                            months
                            and one year.

INVESTMENTS            9    A complete list of the fund's
                            investments with their market
                            values.

FINANCIAL STATEMENTS   12   Statements of assets and liabilities,
                            operations, and changes in net
                            assets,
                            as well as financial highlights.

NOTES                  16   Notes to the financial statements.

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Through the first five months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March. While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1997              PAST 6   PAST 1   PAST 5   PAST 10
                                        MONTHS   YEAR     YEARS    YEARS

Fidelity U.S. Government Reserves       2.54%    5.11%    22.89%   71.45%

Government Money Market Funds Average   2.43%    4.91%    22.21%   69.98%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the government money market funds average, which reflects the performance of mutual funds with similar objectives tracked by IBC Financial Data, Inc. The past six months average represents a peer group of 417 mutual funds.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1997                    PAST 1   PAST 5   PAST 10
                                              YEAR     YEARS    YEARS

Fidelity U.S. Government Reserves             5.11%    4.21%    5.54%

Government Money Market Funds Average         4.91%    4.09%    5.44%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
                           6/3/97    2/25/97   12/3/96   9/3/96    5/28/96



Fidelity U.S. Government   5.22%     4.95%     4.98%     4.97%     4.92%
Reserves



Government Money           4.93%     4.62%     4.73%     4.66%     4.57%
Market Funds Average



                           5/28/97   2/26/97   12/4/96   8/28/96   5/29/96



                           2.66%     2.63%     2.63%     2.68%     2.66%
MMDA


Row: 1, Col: 1, Value: 5.22
Row: 1, Col: 2, Value: 4.930000000000001
Row: 1, Col: 3, Value: 2.66
Row: 2, Col: 1, Value: 4.95
Row: 2, Col: 2, Value: 4.619999999999999
Row: 2, Col: 3, Value: 2.63
Row: 3, Col: 1, Value: 4.98
Row: 3, Col: 2, Value: 4.73
Row: 3, Col: 3, Value: 2.63
Row: 4, Col: 1, Value: 4.970000000000001
Row: 4, Col: 2, Value: 4.659999999999999
Row: 4, Col: 3, Value: 2.68
Row: 5, Col: 1, Value: 4.92
Row: 5, Col: 2, Value: 4.57
Row: 5, Col: 3, Value: 2.66
6% -
5% -
4% -
3% -
2% -
1% -
0%
Fidelity
U.S. Government
Reserves
Government
Money Market
Funds Average
MMDA
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the government money market funds average and the bank money market deposit account (MMDA) average . Figures for the government money market funds average are from IBC Financial Data, Inc. The MMDA average is supplied by BANK RATE MONITOR(Trademark).
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
There are some important
differences between a bank
money market deposit account
(MMDA) and a money market
fund. First, the U.S.
government neither insures
nor guarantees a money
market fund. In fact, there is
no assurance that a money
market fund will maintain a $1
share price. Second, a money
market fund returns to its
shareholders income earned
by the fund's investments after
expenses. This is in contrast to
banks, which set their MMDA
rates periodically based on
current interest rates,
competitors' rates, and internal
criteria.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


NOTE TO SHAREHOLDERS: Robert Litterst became Portfolio Manager of Fidelity U.S. Government Reserves on April 1, 1997.
Q. WHAT WAS THE INVESTING ENVIRONMENT LIKE OVER THE PAST SIX MONTHS, BOB?
A. Although it took some time to translate into action, the Federal Reserve Board had adopted and maintained a bias toward raising short-term interest rates since its July 1996 Federal Open Market Committee meeting. This inclination stemmed from the Fed's desire to slow the economy and head off potential inflation. After slowing in the third quarter of 1996, the economy began to pick up in the fourth quarter. That strength continued through the first quarter of 1997. Testifying before Congress in February, Fed Chairman Alan Greenspan indicated that the Fed might make a pre-emptive strike against inflation - raising interest rates before statistics showed any significant increase in prices - because demand was expanding very rapidly and was raising the risk of future inflation. The Fed followed through in March, raising the rate banks charge each other for overnight loans - known as the fed funds rate - by 0.25% to 5.50%. At its May meeting, however, the Fed chose to keep rates unchanged for two main reasons. First, early signs showed economic growth slowing from its first-quarter pace. Second, broad inflation indices remained well-behaved, showing that inflation was very calm. By not moving in May, the Fed appeared to shift from a pre-emptive stance to a more reactive one, where concrete signs of strengthening demand or rising price pressures may be required for the Fed to act again.
Q. HOW WAS THE FUND MANAGED DURING THIS PERIOD?
A. For most of the period, the fund tended to have a shorter average maturity than its peers. That was primarily because the fund took a neutral approach to the outlook for interest rates. In addition, up to 54% of the fund was invested in variable rate instruments. The yield on these investments is reset periodically to reflect moves in rates in the short-term market. They tend to reduce the average maturity of the fund, but were attractive because they offered a yield advantage. The fund's position in these securities fell to about 25% at the end of the period because the supply was limited and the pricing less attractive. More recently, I've used a barbell strategy - concentrating the fund on either end of the maturity spectrum - investing in overnight to one-month securities on the one hand and on agency issues with maturities of one year on the other. The one-year notes were attractively valued because they priced in more Fed increases than I felt would occur. The very short-term securities help to balance the maturity of the portfolio and serve a defensive purpose that will benefit shareholders if the Fed raises rates again.
Q. HOW DID THE FUND PERFORM?
A. On May 31, 1997, the fund's seven-day yield was 5.21%, compared to 4.93% six months ago. The fund's total return for the six months that ended May 31, 1997, was 2.54%, compared to the average total return of 2.43% for the government money market funds average tracked by IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. It's more uncertain than in the recent past. Signs of slowing economic activity have reduced market expectations for further Fed tightening, but opinions are decidedly mixed. Those who favor additional upward adjustments point to terrific fundamentals underlying the consumer sector that should support strong growth going forward. Those who favor keeping rates where they are point to softer data in the second quarter and extremely favorable inflation statistics. Most economists expect economic growth to match or exceed the economy's trend rate - currently estimated at about 2.3% - for the remainder of the year. If this forecast is realized and leads to rising price pressures, the Fed probably will raise rates at least once more in the months ahead. If the second quarter slowdown persists, the Fed likely will leave policy on hold. At this point, the Fed seems to be content to respond to incoming data pertaining to demand, inflation and labor market conditions. This data should shape the course of policy in the months to come.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: income and a stable
$1 share price by investing in
high quality short-term money
market securities issued by
the U.S. government for
government agencies
FUND NUMBER: 050
START DATE: November 3,
1981
TRADING SYMBOL: FGRXX
SIZE: as of May 31, 1997,
more than $1.2 billion
MANGER: Robert Litterst, since
April 1997; manager, several
Fidelity and Spartan taxable
money market funds; joined
Fidelity in 1991
(checkmark)
INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            5/31/97            11/30/96           5/31/96

0 - 30       67                 65                 72

31 - 90      15                 20                 17

91 - 180     5                  10                 5

181 - 397    13                 5                  6

WEIGHTED AVERAGE MATURITY
                           5/31/97   11/30/96   5/31/96

Fidelity U.S. Government
Reserves                   61 days   40 days    42 days

Government
Money Market Funds
Average *                  47 days   48 days    49 days

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF MAY 31, 1997 AS OF NOVEMBER 30, 1996

Row: 1, Col: 1, Value: 53.0
Row: 1, Col: 2, Value: 3.0
Row: 1, Col: 3, Value: 44.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 1, Value: 60.0
Row: 1, Col: 2, Value: 9.0
Row: 1, Col: 3, Value: 31.0
Row: 1, Col: 4, Value: 0.0
Federal agency
issues 53%
U.S. Treasury
obligations 3%
Repurchase
agreements 44%

Federal agency
issues 60%
U.S. Treasury
obligations 9%
Repurchase
agreements 31%

* SOURCE: IBC'S MONEY FUND REPORT (registered trademark)
INVESTMENTS MAY 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investments in Securities


FEDERAL AGENCIES - 52.9%
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
FEDERAL FARM CREDIT BANK - AGENCY COUPONS - 2.3%
 4/1/98 6.01% $ 14,000 $ 13,978
 4/1/98 6.05  14,000  13,972
   27,950
FEDERAL FARM CREDIT BANK - DISCOUNT NOTES - 2.1%
 7/28/97 5.41  25,610  25,396
FEDERAL HOME LOAN BANK - AGENCY COUPONS - 10.7%
 6/2/97 5.60(a)  42,000  41,989
 6/19/97 5.46(a)  25,000  24,985
 6/28/97 5.61(a)  24,000  23,995
 3/18/98 5.88  35,000  35,000
 6/11/98 5.96  3,500  3,498
   129,467
FEDERAL HOME LOAN BANK - DISCOUNT NOTES - 1.6%
 8/20/97 5.40  5,000  4,942
 10/30/97 5.79  15,000  14,646
   19,588
FEDERAL HOME LOAN MORTGAGE CORP. - AGENCY COUPONS - 2.8%
 3/17/98 5.79  12,000  11,986
 4/8/98 6.04  12,000  11,973
 4/29/98 6.02  9,550  9,472
   33,431
FEDERAL HOME LOAN MORTGAGE CORP. - DISCOUNT NOTES - 7.1%
 7/3/97 5.61  7,000  6,966
 7/9/97 5.56  8,500  8,451
 7/18/97 5.56  38,390  38,115
 8/7/97 5.61  32,000  31,670
   85,202
FEDERAL NATIONAL MORTGAGE ASSOC. - AGENCY COUPONS - 20.1%
 6/2/97 5.58 (a)  14,000  14,047
 6/2/97 5.59 (a)  19,000  19,063
 6/2/97 5.67 (a)  45,000  44,989
 6/3/97 5.63 (a)  15,000  14,997
 6/4/97 5.60 (a)  28,000  27,990
 6/9/97 5.46 (a)  23,000  22,990
 6/12/97 5.42 (a)  9,000  8,998
 6/13/97 5.46 (a)  10,000  9,995
FEDERAL AGENCIES - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
FEDERAL NATIONAL MORTGAGE ASSOC. - AGENCY COUPONS - CONTINUED
 8/1/97 5.73% (a) $ 28,000 $ 27,997
 3/18/98 5.91  11,000  10,976
 4/15/98 6.06  14,000  13,986
 4/17/98 6.11  13,000  12,980
 5/21/98 5.96   14,000  13,980
   242,988
FEDERAL NATIONAL MORTGAGE ASSOC. - DISCOUNT NOTES - 6.2%
 6/13/97 5.35  14,000  13,976
 6/17/97 5.37  11,000  10,974
 7/17/97 5.56  4,000  3,972
 7/28/97 5.35  7,000  6,942
 7/30/97 5.41  15,000  14,870
 8/7/97 5.61  6,000  5,938
 10/14/97 5.60  7,000  6,856
 10/24/97 5.78  4,300  4,203
 10/30/97 5.78  7,000  6,835
   74,566
TOTAL FEDERAL AGENCIES    638,588
U.S. TREASURY OBLIGATIONS - 2.9%
U.S. TREASURY BILLS - 0.8%
 3/5/98 5.68  10,000  9,585
U.S. TREASURY NOTES - 2.1%
 11/15/97 5.46  25,000  25,187
TOTAL U.S. TREASURY OBLIGATIONS    34,772
MEDIUM-TERM NOTES (A)(B) - 0.2%
Export-Import Bank, U.S. (as guarantor for K.A. Leasing, Ltd.)
 6/15/97 5.75  2,777  2,777
REPURCHASE AGREEMENTS - 44.0%
 MATURITY AMOUNT VALUE (NOTE 1)
 (000S) (000S)
In a joint trading account
 (Notes 2 and 3):
  (U.S. Government Obligations)
   dated 5/30/97 due 6/2/97
    At 5.60%  $ 343,900 $ 343,740
  (U.S. Government Obligations)
   dated 4/3/97 due 6/2/97
    At 5.59%   35,326  35,000
  (U.S. Government Obligations)
   dated 5/27/97 due 6/2/97
    At 5.53%   45,041  45,000
  (U.S. Government Obligations)
   dated 5/2/97 due 6/4/97
    At 5.55%   15,076  15,000
  (U.S. Government Obligations)
   dated 5/5/97 due 6/4/97
    At 5.57%   52,241  52,000
  (U.S. Government Obligations)
   dated 5/8/97 due 6/9/97
    At 5.60%   22,110  22,000
  (U.S. Government Obligations)
   dated 5/16/97 due 6/16/97
    At 5.60%   19,092  19,000
TOTAL REPURCHASE AGREEMENTS    531,740
TOTAL INVESTMENTS - 100%  $ 1,207,877
Total Cost for Income Tax Purposes  $ 1,207,877
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
2. Restricted securities - investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST (000)
Export-Import Bank
 U.S. (as Guarantor for
 K.A. Leasing, Ltd.)  7/29/94 $ 2,777
INCOME TAX INFORMATION
At November 30, 1996, the fund had a capital loss carryforward of approximately $85,000 of which $19,000 and $66,000 will expire on November 30, 2001 and 2003, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) MAY 31, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase                            $ 1,207,877
agreements of $531,740) - See
accompanying schedule

Receivable for investments sold                                                      9,589

Interest receivable                                                                  4,289

 TOTAL ASSETS                                                                        1,221,755

LIABILITIES

Payable for investments purchased                                         $ 3,498

Share transactions in process                                              162

Distributions payable                                                      168

Accrued management fee                                                     225

Other payables and accrued expenses                                        323

 TOTAL LIABILITIES                                                                   4,376

NET ASSETS                                                                          $ 1,217,379

Net Assets consist of:

Paid in capital                                                                     $ 1,217,386

Accumulated net realized gain (loss) on investments                                  (7)

NET ASSETS, for 1,217,822 shares outstanding                                        $ 1,217,379

NET ASSET VALUE, offering price and redemption price per                             $1.00
share ($1,217,379 (divided by) 1,217,822 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)

INTEREST INCOME                                                            $ 33,233

EXPENSES

Management fee                                                   $ 1,225

Transfer agent fees                                               1,504

Accounting fees and expenses                                      71

Non-interested trustees' compensation                             4

Custodian fees and expenses                                       7

Registration fees                                                 49

Audit                                                             8

Legal                                                             3

Miscellaneous                                                     6

 Total expenses before reductions                                 2,877

 Expense reductions                                               (45)      2,832

NET INTEREST INCOME                                                         30,401

NET REALIZED GAIN (LOSS) ON INVESTMENTS                                     18

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $ 30,419


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                       SIX MONTHS       YEAR ENDED
                                                           ENDED MAY 31,    NOVEMBER 30,
                                                           1997             1996
                                                           (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                 $ 30,401         $ 59,722
Net interest income

 Net realized gain (loss)                                   18               12

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            30,419           59,734
FROM OPERATIONS

Distributions to shareholders from net interest income      (30,401)         (59,722)

Share transactions at net asset value of $1.00 per share    811,385          1,718,909
Proceeds from sales of shares

 Reinvestment of distributions from net interest income     29,052           56,628

 Cost of shares redeemed                                    (865,783)        (1,720,835)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES           (25,346)         54,702
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   (25,328)         54,714

NET ASSETS

 Beginning of period                                        1,242,707        1,187,993

 End of period                                             $ 1,217,379      $ 1,242,707





FINANCIAL HIGHLIGHTS   SIX MONTHS   YEARS ENDED           TWO MONTHS     YEARS ENDED
                       ENDED        NOVEMBER 30,          ENDED          SEPTEMBER 30,
                       MAY 31,                            NOVEMBER 30,

                       1997         1996           1995   1994           1994            1993   1992


      (UNAUDITED)


SELECTED PER-SHARE DATA

Net asset value, beginning                            $ 1.000      $ 1.000   $ 1.000   $ 1.000      $ 1.000   $ 1.000   $ 1.000
of period

Income from Investment Operations                      .025         .050      .055      .008         .033      .025      .039
Net interest income



Less Distributions

 From net interest income                              (.025)       (050)     (.055)    (.008)       (.033)    (.025)    (.039)

Net asset value, end of period                        $ 1.000      $ 1.000   $ 1.000   $ 1.000      $ 1.000   $ 1.000   $ 1.000

TOTAL RETURN B                                         2.54%        5.12%     5.60%     .78%         3.32%     2.57%     3.95%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $ 1,217      $ 1,243   $ 1,188   $ 1,130      $ 1,060   $ 1,043   $ 1,292

Ratio of expenses to average net assets                .48% A       .51%      .55%      .36% A, C    .51%      .73%      .73%

Ratio of expenses to average net assets after          .47% A, D    .50%      .55%      .36% A       .51%      .73%      .73%
expense reductions                                                 D

Ratio of net interest income to average net assets     5.05% A      5.02%     5.43%     4.77% A      3.27%     2.57%     3.88%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO THE FINANCIAL STATEMENTS). C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO THE FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1997 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity U.S. Government Reserves (the fund) is a fund of Fidelity Phillips Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
2. OPERATING POLICIES - CONTINUED
REVERSE REPURCHASE AGREEMENTS. At all times that a reverse repurchase agreement is outstanding, the fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $2,777,000 or 0.2% of net assets.
3. JOINT TRADING ACCOUNT.
At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The maturity values of the joint trading account investments are shown in the schedule of investments.The investments in repurchase agreements through the joint trading account are summarized as follows:
SUMMARY OF JOINT TRADING
DATED APRIL 3, 1997 TO JUNE 2, 1997 AT 5.59%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $250,000,000
Aggregate maturity amount of agreements $252,329,167
Aggregate market value of transferred assets $259,780,982
Coupon rates of transferred assets 4.75% to 12.00%
Maturity dates of transferred assets 8/1/97 to 3/1/25
DATED MAY 27, 1997 TO JUNE 2, 1997 AT 5.53%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $185,000,000
Aggregate maturity amount of agreements $185,170,508
Aggregate market value of transferred assets $190,726,388
Coupon rates of transferred assets 5.75% to 10.00%
Maturity dates of transferred assets 2/1/17 to 2/1/35
3. JOINT TRADING ACCOUNT - CONTINUED
SUMMARY OF JOINT TRADING - CONTINUED
DATED MAY 30, 1997 TO JUNE 2, 1997 AT 5.60%
Number of dealers or banks 5
Maximum amount with one dealer or bank 28.8%
Aggregate principal amount of agreements $1,389,006,000
Aggregate maturity amount of agreements $1,389,654,203
Aggregate market value of transferred assets $1,431,419,723
Coupon rates of transferred assets 5.00% to 13.25%
Maturity dates of transferred assets 6/1/97 to 6/1/27
DATED MAY 2, 1997 TO JUNE 4, 1997 AT 5.55%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $100,000,000
Aggregate maturity amount of agreements $100,508,750
Aggregate market value of transferred assets $103,005,756
Coupon rates of transferred assets 4.38% to 7.78%
Maturity dates of transferred assets 8/1/03 to 5/1/36
DATED MAY 5, 1997 TO JUNE 4, 1997 AT 5.57%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $200,000,000
Aggregate maturity amount of agreements $200,928,333
Aggregate market value of transferred assets $207,442,596
Coupon rates of transferred assets 5.75% to 13.00%
Maturity dates of transferred assets 7/1/00 to 2/1/35
DATED MAY 8, 1997 TO JUNE 9, 1997 AT 5.60%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $200,000,000
Aggregate maturity amount of agreements $200,995,556
Aggregate market value of transferred assets $205,658,921
Coupon rates of transferred assets 5.75% to 11.00%
Maturity dates of transferred assets 10/1/99 to 4/15/42
3. JOINT TRADING ACCOUNT - CONTINUED
SUMMARY OF JOINT TRADING - CONTINUED
DATED MAY 16, 1997 TO JUNE 16, 1997 AT 5.60%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $280,000,000
Aggregate maturity amount of agreements $281,350,222
Aggregate market value of transferred assets $288,400,001
Coupon rates of transferred assets 6.09% to 7.97%
Maturity dates of transferred assets 2/1/24 to 5/1/35
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated by multiplying the sum of two components, a group fee rate plus a fixed individual fund fee rate, applied to the average net assets of the fund and adding an income-based fee. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The individual fund fee rate is .03%. The income-based fee is added only when the fund's gross yield exceeds 5%. At that time the income-based fee would equal 6% of that portion of the fund's gross income that represents a gross yield of more than 5% per year. The maximum income-based component is 0.24% (annualized) of average net assets. For the period, the management fee was equivalent to an annualized rate of
 .20%  of average net assets.
SUB-ADVISER FEE. As the fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of
 .25% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
The fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's transfer agent fees were reduced by $45,000 under this arrangement. MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
 To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
4001 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
(registered trademark)
INVESTMENT SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Sarah H. Zenoble, Vice President
Robert Litterst, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Thomas D. Maher, Assistant
 Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
William O. McCoy *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
Bank of New York
New York, NY
* INDEPENDENT TRUSTEES
FIDELITY'S TAXABLE
MONEY MARKET FUNDS
Fidelity Cash Reserves
Fidelity Daily Income Trust
Fidelity U.S. Government Reserves
Spartan(registered trademark) Money Market Fund
Spartan U.S. Government
Money Market Fund
Spartan U.S. Treasury
Money Market Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress   1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE


FIDELITY



(registered trademark)
CASH RESERVES

SEMIANNUAL REPORT
MAY 31, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       8    A summary of major shifts in the
                              fund's investments over the past six
                              months
                              and one year.

INVESTMENTS              9    A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     21   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    25   Notes to the financial statements.

REPORT OF INDEPENDENT    27   The auditors' opinion.
ACCOUNTANTS

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Through the first five months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March. While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1997               PAST 6   PAST 1   PAST 5   PAST 10
                                         MONTHS   YEAR     YEARS    YEARS

Fidelity Cash Reserves                   2.56%    5.18%    23.81%   74.81%

All Taxable Money Market Funds Average   2.46%    4.96%    22.43%   71.92%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all taxable money market funds average, which reflects the performance of mutual funds with similar objectives tracked by IBC Financial Data, Inc. The past six months average represents a peer group of 849 mutual funds.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1997                     PAST 1   PAST 5   PAST 10
                                               YEAR     YEARS    YEARS

Fidelity Cash Reserves                         5.18%    4.36%    5.74%

All Taxable Money Market Funds Average         4.96%    4.13%    5.51%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
                         6/3/97    2/25/97   12/03/96   9/3/96    5/28/96



                         5.25%     5.04%     5.00%      4.96%     4.96%
Fidelity Cash Reserves



All Taxable Money        5.00%     4.80%     4.88%      4.83%     4.74%
Market Funds Average



                         5/28/97   2/26/97   12/4/96    8/28/96   5/29/96



                         2.66%     2.63%     2.63%      2.68%     2.66%
MMDA


Row: 1, Col: 1, Value: 5.25
Row: 1, Col: 2, Value: 5.0
Row: 1, Col: 3, Value: 2.66
Row: 2, Col: 1, Value: 5.04
Row: 2, Col: 2, Value: 4.8
Row: 2, Col: 3, Value: 2.63
Row: 3, Col: 1, Value: 5.0
Row: 3, Col: 2, Value: 4.88
Row: 3, Col: 3, Value: 2.63
Row: 4, Col: 1, Value: 4.96
Row: 4, Col: 2, Value: 4.83
Row: 4, Col: 3, Value: 2.68
Row: 5, Col: 1, Value: 4.96
Row: 5, Col: 2, Value: 4.74
Row: 5, Col: 3, Value: 2.66
6% -
5% -
4% -
3% -
2% -
1% -
0%
Fidelity Cash
Reserves
All Taxable
Money Market
Funds Average
MMDA
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all taxable money market funds average and the bank money market deposit account (MMDA) average. Figures for the all taxable money market funds average are from IBC Financial Data, Inc. The MMDA average is supplied by BANK RATE MONITOR.(Trademark)
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
There are some important
differences between a bank
money market deposit
account (MMDA) and a
money market fund. First, the
U.S. Government neither
insures nor guarantees a
money market fund. In fact,
there is no assurance that a
money fund will maintain a $1
share price. Second, a money
market fund returns to its
shareholders income earned
by the fund's investments
after expenses. This is in
contrast to banks, which set
their MMDA rates periodically
based on current interest
rates, competitors' rates, and
internal criteria.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



NOTE TO SHAREHOLDERS: John Todd became Portfolio Manager of Fidelity Cash Reserves on April 1, 1997.
Q. WHAT WAS THE INVESTING ENVIRONMENT LIKE OVER THE PAST SIX MONTHS, JOHN?
A. As we progressed through the fourth quarter of 1996, it became evident that the Federal Reserve Board was in the midst of a monetary experiment. By that I mean that the Fed was allowing the economy to grow at a faster rate without intervening to slow it by raising short-term interest rates - as long as the inflation outlook remained positive. Through the first quarter of 1997, we saw the economic momentum that had developed in the fourth quarter continue to build.
Q. HOW DID THE FED RESPOND?
A. In testimony before both houses of Congress in the first quarter, Fed Chairman Alan Greenspan repeatedly warned of the risk of inflation picking up if the Fed failed to respond to an economy growing at too rapid a pace. Growth in real gross domestic product (GDP) - meaning stated growth minus inflation - in the first quarter was unusually strong at an annual rate of 5.8% and marked the first time in three years the GDP grew in excess of 3% in back-to-back quarters. Given this momentum in the economy, the Fed chose to raise the rate banks charge each other for overnight loans - known as the fed funds rate - by 0.25% to 5.50% at its March meeting. However, the consensus forecast and early evidence suggest that growth in the second quarter will slow dramatically from the torrid first quarter pace. The Fed apparently agreed and chose not to continue to raise rates at its late May meeting and appears to be in a holding pattern for now. Some believe that the Fed has abandoned the notion of being pre-emptive and will only respond to actual evidence of inflation rather than trying to respond to underlying inflationary pressures.
Q. WHAT KIND OF STRATEGY DID THE FUND PURSUE?
A. During the fourth quarter of 1996, it appeared prices in money market securities prematurely reflected an interest rate increase. As a result, the fund was managed with a longer average maturity than most of its peers, in the mid-60 days. Because of Greenspan's testimony during the first quarter of 1997, the fund's maturity was brought in shorter than other funds - at about 50 days. Once the market adjusted to the new, higher rate level, and expectations of further Fed interest rate increases were built into the yield curve, the fund's maturity was extended. That's because many longer-maturity instruments were attractively valued because their prices and yields reflected a much more aggressive Fed interest rate posture than we felt was likely. For the time being, I continue to run the fund with a longer average maturity than its peers.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on May 31, 1997, was 5.25%, compared to 5.00% six months ago. For the six months that ended May 31, 1997, the fund had a total return of 2.56%, compared to 2.46% for the all taxable money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. While I believe it's likely the Fed will continue to raise interest rates, I don't believe it will do so as aggressively as 1994 and early 1995, when it raised the fed funds rate seven times for a total of 3%. There are distinct differences between 1994 and the current environment. First, real short-term rates - meaning stated short-term rates minus inflation - are at 3% currently, the same level at which the Fed stopped raising rates in 1995. Second, in 1994 the dollar was weak, whereas it has been quite strong over the past 12 to 18 months. A strong dollar has a dampening effect on the economy because it makes American products more expensive, with overseas demand for American goods suffering as a result. Third, inflation is not expected to come on strong. Taken together, these factors offer a real contrast between today's interest rate environment and that of 1994/1995. While that period saw one of the more dramatic interest rate cycles in some time, the present situation is less severe. In addition, the fact that the Fed did not raise rates again in May in part reflects the intense pressure brought to bear on it both by politicians and corporate leaders in an environment where inflation seemed to be contained. Accordingly, I believe interest rates likely will go up, but not to the same extent as 1994 and early 1995.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: income and a stable
$1 share price by investing in
high quality, short-term
money market securities of
all types
START DATE: May 10, 1979
FUND NUMBER: 055
TRADING SYMBOL: FDRXX
SIZE: as of May 31, 1997,
more than $22.7 billion
MANAGER: John Todd, since
April 1997; manager, Spartan
Money Market Fund, since
1989; Fidelity Select Money
Market Portfolio, since 1991;
short-term and money market
investments for the Fidelity
Asset Manager funds, since
1996; joined Fidelity in 1981
(checkmark)
INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            5/31/97            11/30/96           5/31/96

0 - 30       49                 44                 41

31 - 90      29                 27                 41

91 - 180     10                 25                 12

181 - 397    12                 4                  6

WEIGHTED AVERAGE MATURITY
                         5/31/97   11/30/96   5/31/96

Fidelity Cash Reserves   67 days   62 days    62 days

All Taxable Money
Market Funds Average*    52 days   53  days   52 days

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF MAY 31, 1997 AS OF NOVEMBER 30, 1996

Row: 1, Col: 1, Value: 62.0
Row: 1, Col: 2, Value: 32.0
Row: 1, Col: 3, Value: 6.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 1, Value: 48.0
Row: 1, Col: 2, Value: 32.0
Row: 1, Col: 3, Value: 15.0
Row: 1, Col: 4, Value: 5.0
Bank CDs, BAs,
TDs, and notes 62%
Commercial
paper  32%
Government
securities 6%
Other 0%
Bank CDs, BAs,
TDs, and notes 48%
Commercial
paper 32%
Government
securities 15%
Other 5%
* SOURCE: IBC'S MONEY FUND REPORT (registered trademark)
INVESTMENTS MAY 31, 1997

Showing Percentage of Total Value of Investments in Securities


CERTIFICATES OF DEPOSIT - 41.6%
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
DOMESTIC CERTIFICATES OF DEPOSIT - 1.7%
Chase Manhattan Bank (USA)
 7/28/97 5.55% $ 75,000 $ 75,000
CoreStates Bank
 6/10/97 5.66 (a)  20,000  19,997
 6/11/97 5.66 (a)  25,000  25,000
Mellon Bank, N.A.
 6/2/97 5.55  25,000  25,000
Morgan Guaranty Trust, NY
 8/12/97 5.80  100,000  99,986
 3/19/98 5.95  118,750  118,714
 3/20/98 6.00  45,000  44,979
   408,676
CHICAGO BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 1.2%
ABN-AMRO Bank
 6/27/97 5.55  45,000  45,000
 12/23/97 5.70  100,000  99,973
 3/19/98 6.00  45,000  44,993
Bank of Montreal
 6/24/97 5.38  80,000  80,000
   269,966
PORTLAND BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 0.6%
Bank of Nova Scotia
 6/10/97 6.02  12,000  12,000
 4/1/98 6.20  117,000  116,944
   128,944
SAN FRANCISCO BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 0.9%
Banque Nationale de Paris
 6/3/97 5.56  105,000  105,000
 6/30/97 5.55  105,000  105,001
   210,001
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 28.4%
ABN-AMRO Bank
 9/10/97 6.10  50,000  49,997
Australia & New Zealand Banking
 6/18/97 5.53  50,000  50,000
Bank of Tokyo - Mitsubishi Ltd.
 6/3/97 5.53  120,000  120,000
 6/4/97 5.53  17,000  17,000
CERTIFICATES OF DEPOSIT - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - CONTINUED
Bank of Tokyo - Mitsubishi Ltd. - continued
 7/10/97 5.83% $ 76,000 $ 76,000
 8/6/97 5.85  66,000  66,000
 8/13/97 5.82  31,000  31,000
 8/27/97 5.75  117,000  117,000
 8/29/97 5.79  43,000  43,000
Banque Nationale de Paris
 6/2/97 5.55  35,000  35,000
 6/2/97 5.60  150,000  150,000
 7/1/97 5.60  42,000  42,000
 9/30/97 5.85  55,000  55,000
Barclays Bank, PLC
 6/2/97 5.54  175,000  175,000
 1/16/98 5.80  28,000  27,988
Barclays U.S. Funding Corp.
 6/27/97 5.55  100,000  100,000
Bayerische Hypotheken - und Weschel
 6/23/97 5.55  221,000  221,000
Bayerische Landesbank Girozentrale
 9/29/97 5.85  50,000  49,971
 2/10/98 5.93  60,000  59,876
Bayerische Vereinsbank A.G.
 6/18/97 5.37  163,000  163,000
Caisse Nationale de Credit Agricole
 6/16/97 5.50  90,000  90,000
 7/21/97 5.60  270,000  270,000
 11/13/97 5.86  42,000  42,000
Canadian Imperial Bank of Commerce
 6/23/97 5.55  140,000  140,000
Commerzbank, Germany
 6/2/97 5.56  70,000  70,000
 6/27/97 5.55  128,000  128,000
Den Danske Bank A/S
 6/9/97 5.50  25,000  25,000
 7/23/97 5.56  25,000  25,000
Deutsche Bank, Germany
 9/10/97 6.10  15,000  15,000
 10/28/97 5.70  34,000  33,982
 1/28/98 5.80  30,000  29,995
 4/10/98 6.25  100,000  99,959
 4/15/98 6.30  70,000  69,977
Dresdner Bank, A.G., Germany
 7/2/97 5.56  70,000  70,000
Landesbank Hessen - Thuringen
 7/18/97 5.50  50,000  50,025
 9/5/97 6.20  150,000  150,004
 4/1/98 6.25  70,000  69,933
CERTIFICATES OF DEPOSIT - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - CONTINUED
National Westminster Bank, PLC
 6/17/97 5.50% $ 100,000 $ 100,000
 8/5/97 5.50  100,000  100,000
 10/14/97 5.94  200,000  200,000
 12/19/97 5.92  30,000  29,990
 3/3/98 5.80  140,000  139,970
Rabobank Nederland, N.V.
 3/20/98 6.00  115,000  114,974
 3/20/98 6.10  5,000  4,995
 3/24/98 6.05  65,000  64,970
 4/10/98 6.25  65,000  64,973
 4/10/98 6.26  60,000  59,971
Royal Bank of Canada
 8/13/97 5.80  50,000  49,993
 8/18/97 5.80  130,000  129,989
 3/3/98 5.82  150,000  149,978
Sanwa Bank, Ltd.
 6/23/97 5.64  150,000  150,000
 7/10/97 5.81  62,000  62,000
 8/1/97 5.85  58,000  58,000
 8/27/97 5.75  25,000  25,000
Societe Generale, France
 6/11/97 5.42  110,000  110,000
 7/25/97 5.55  135,000  135,000
 7/28/97 5.55  100,000  100,000
 8/7/97 5.52  230,000  230,000
 11/12/97 5.90  115,000  115,000
 12/1/97 5.90  30,000  30,000
Sumitomo Bank, Ltd.
 6/6/97 5.58  30,000  30,000
 6/23/97 5.83  64,000  64,000
 7/29/97 5.75  43,000  43,000
 8/4/97 5.75  42,000  42,000
Swiss Bank Corp.
 6/23/97 5.49  100,000  100,000
 7/21/97 5.62  80,000  80,000
 7/22/97 5.53  75,000  75,000
 8/4/97 5.50  225,000  225,000
 12/22/97 5.96  135,000  135,000
 12/22/97 5.99  158,000  158,000
 12/30/97 6.04  100,000  100,000
 2/27/98 5.88  45,000  45,000
Westdeutsche Landesbank Girozentrale
 6/9/97 5.57  130,000  130,000
 6/9/97 5.58  170,000  170,000
CERTIFICATES OF DEPOSIT - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - CONTINUED
Westpac Banking Corp.
 6/17/97 5.50% $ 25,000 $ 25,000
   6,674,510
LONDON BRANCH, EURODOLLAR, FOREIGN BANKS - 8.8%
ABN-AMRO Bank
 6/9/97 5.50  39,000  39,000
Abbey National, Treasury Services, PLC
 7/22/97 5.60  151,000  151,000
 7/24/97 5.40  55,000  55,009
 8/20/97 5.44  140,000  140,000
 3/4/98 5.87  100,000  100,000
Banco Santander SA
 6/30/97 5.57  40,000  40,000
Bank of Nova Scotia
 6/30/97 5.55  200,000  200,000
 7/23/97 5.60  85,000  85,000
Barclays Bank, PLC
 6/5/97 5.56  30,000  30,000
 6/23/97 5.55  285,000  285,004
 6/27/97 5.55  55,000  55,000
Bayerische Landesbank Girozentrale
 6/23/97 5.50  50,000  50,000
Berliner Handels - und Frankfurter Bank
 6/4/97 5.45  75,000  75,000
Commerzbank, Germany
 6/23/97 5.51  10,000  10,000
Deutsche Bank, Germany
 7/2/97 5.56  210,000  210,003
National Westminster Bank, PLC
 6/24/97 5.55  16,000  16,000
Royal Bank of Scotland, PLC
 8/7/97 5.50  20,000  20,000
Toronto-Dominion Bank
 10/6/97 5.88  35,000  35,000
 11/24/97 5.85  140,000  140,000
 3/3/98 5.87  130,000  130,000
Union Bank of Switzerland
 6/16/97 5.60  105,000  104,999
 6/19/97 5.60  100,000  100,000
   2,071,015
TOTAL CERTIFICATES OF DEPOSIT     9,763,112
COMMERCIAL PAPER - 31.7%
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
ABN-AMRO North America Finance, Inc.
 6/19/97 5.50% $ 80,000 $ 79,786
AC Acquisition Holding Company
 6/13/97 5.64  60,000  59,888
 7/7/97 5.60  10,000  9,944
 7/8/97 5.60  58,902  58,565
 7/9/97 5.60  20,000  19,883
Abbey National, North America
 8/11/97 5.42  74,000  73,229
 8/12/97 5.42  35,000  34,630
American Home Products
 6/12/97 5.64  20,000  19,966
Asset Securitization Coop. Corp.
 6/18/97 5.63  50,000  49,868
Associates Corp. of North America
 6/26/97 5.80  135,000  134,464
BBL North America, Inc.
 6/2/97 5.57  125,000  124,981
B.B.V. Finance (Delaware), Inc.
 7/29/97 5.52  50,000  49,567
 10/8/97 5.88  60,000  58,772
BHF Finance (Delaware), Inc.
 6/2/97 5.45  10,000  9,999
BMW US Capital Corp.
 6/24/97 5.58  45,000  44,840
 6/26/97 5.58  50,000  49,807
Bank of New York Company, Inc.
 6/2/97 5.57  23,000  22,996
Bear Stearns Cos., Inc.
 7/9/97 5.60  64,000  63,624
 7/10/97 5.61  43,000  42,741
 7/14/97 5.62  73,000  72,514
CIT Group Holdings, Inc.
 7/14/97 5.59  110,000  109,271
Caisse d'Amortissement de la Dette Sociale
 6/3/97 6.01  255,000  254,919
 6/20/97 5.50  100,000  99,717
Caisse des Depots et Consignations
 6/18/97 5.63  200,000  199,471
 6/25/97 5.54  70,000  69,742
Chase Manhattan Corp.
 12/1/97 5.85  110,000  106,824
Chrysler Financial Corporation
 6/16/97 5.65  42,000  41,902
 6/23/97 5.75  42,000  41,853
Citibank Credit Card Master Trust I (Dakota Certificate Program)
 6/6/97 5.60  41,000  40,968
 6/16/97 5.57  16,000  15,963
 6/17/97 5.65  18,000  17,955
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
Citibank Credit Card Master Trust I (Dakota Certificate Program) -
continued
 6/17/97 5.66% $ 20,000 $ 19,950
 6/24/97 5.57  25,000  24,911
Commerzbank U.S. Finance, Inc.
 6/24/97 5.56  97,200  96,857
Commonwealth Bank of Australia
 6/23/97 5.55  70,000  69,764
 10/1/97 5.87  32,114  31,494
CoreStates Capital Corp.
 6/2/97 5.62 (a)  15,000  15,000
 6/4/97 5.61 (a)  15,000  15,000
Cregem North America, Inc.
 6/27/97 5.39  10,000  9,962
Delaware Funding Corporation
 6/2/97 5.63  50,000  49,992
Den Danske Corp., Inc.
 7/21/97 5.40  25,000  24,817
 7/21/97 5.62  100,000  99,226
 11/12/97 5.87  50,000  48,702
Eiger Capital Corp.
 6/16/97 5.62  57,844  57,709
 6/17/97 5.61  40,000  39,901
 6/25/97 5.57  114,000  113,579
Enterprise Funding Corp.
 6/3/97 5.60  30,000  29,991
 6/16/97 5.61  30,000  29,930
 7/7/97 5.58  34,855  34,662
 7/10/97 5.62  26,000  25,843
 7/10/97 5.63  14,000  13,915
Fina Oil and Chemical Company
 6/20/97 5.61  25,000  24,926
 6/23/97 5.57  10,000  9,966
Fleet Funding Corporation
 7/10/97 5.59  12,406  12,331
Ford Motor Credit Corp.
 7/10/97 5.58  200,000  198,800
 7/11/97 5.58  130,000  129,200
 7/21/97 5.62  185,000  183,569
 7/23/97 5.61  146,000  144,828
 11/5/97 5.87  30,000  29,254
 11/10/97 5.87  100,000  97,435
GTE Corp.
 6/11/97 5.62  25,000  24,961
Generale Bank
 7/30/97 5.53  50,000  49,559
General Electric Capital Corp.
 6/2/97 5.68  170,000  169,973
 7/7/97 5.59  175,000  174,029
 7/21/97 5.61  67,000  66,483
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
General Electric Capital Corp. - continued
 7/28/97 5.52% $ 100,000 $ 99,150
 7/29/97 5.52  75,000  74,351
 9/22/97 5.80  146,000  143,415
 11/17/97 5.82  145,000  141,147
 12/1/97 5.85  110,000  106,824
 1/22/98 6.12  90,000  86,563
 1/28/98 5.95  110,000  105,805
General Motors Acceptance Corp.
 6/23/97 5.62  150,000  149,499
 6/30/97 5.62  65,000  64,714
 8/27/97 5.50  78,000  76,992
 10/14/97 6.00  195,000  190,744
 10/14/97 6.01  28,000  27,388
 10/16/97 6.01  21,000  20,535
 10/20/97 6.03  60,000  58,626
 10/29/97 6.02  45,000  43,904
 11/3/97 6.02  62,000  60,442
 11/10/97 6.02  150,000  146,058
 11/12/97 6.02  42,000  40,884
Goldman Sachs Group, L.P. (The)
 1/23/98 6.09  40,000  38,471
 1/26/98 6.10  105,000  100,936
Household Finance Corp.
 7/7/97 5.62  35,000  34,805
Merrill Lynch & Co., Inc.
 6/18/97 5.42  50,000  49,875
 7/28/97 5.54  50,000  49,573
 8/18/97 5.79  66,000  65,185
Morgan Stanley Group, Inc.
 6/12/97 5.60  90,000  89,847
 7/23/97 5.64  120,000  119,033
NationsBank Corp.
 7/28/97 5.53  20,000  19,830
Nationwide Building Society
 7/31/97 5.55  100,000  99,100
New Center Asset Trust
 11/7/97 5.89  20,000  19,495
Norfolk Southern Corp.
 6/3/97 5.74  24,000  23,992
 6/9/97 5.75  16,000  15,980
 6/9/97 5.77  28,000  27,964
 6/11/97 5.82  10,900  10,882
 6/12/97 5.77  18,000  17,968
 6/12/97 5.82  8,100  8,086
PHH Corp.
 7/14/97 5.63  22,000  21,853
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
Preferred Receivables Funding Corp.
 6/2/97 5.61% $ 30,000 $ 29,995
 6/11/97 5.64  25,800  25,760
Royal Bank of Canada
 7/23/97 5.40  30,000  29,771
Santander Finance (Delaware), Inc.
 6/24/97 5.43  15,000  14,949
Sears Roebuck Acceptance Corp.
 7/10/97 5.63  40,000  39,758
Textron, Inc.
 6/10/97 5.75  25,000  24,964
 6/23/97 5.70  5,000  4,983
 6/23/97 5.71  2,000  1,993
 6/23/97 5.73  5,000  4,983
Toronto-Dominion Holdings USA, Inc.
 6/13/97 5.50  30,000  29,946
Transamerica Finance Corp.
 6/19/97 5.57  22,000  21,939
Triple A One Funding Corp.
 6/3/97 5.60  22,000  21,993
 6/16/97 5.61  105,080  104,836
Unifunding, Inc.
 6/6/97 5.60  40,000  39,969
 6/11/97 5.56  85,000  84,869
Westdeutsche Landesbank Girozentrale
 6/23/97 5.56  188,000  187,365
Westpac Capital Corp.
 6/3/97 5.44  50,000  49,985
 12/1/97 5.87  35,000  33,991
TOTAL COMMERCIAL PAPER     7,447,133
FEDERAL AGENCIES - 5.7%
FEDERAL HOME LOAN BANK - AGENCY COUPONS (A) - 0.4%
 6/4/97 5.44  85,000  84,962
FEDERAL NATIONAL MORTGAGE ASSOC. - AGENCY COUPONS (A) - 5.3%
 6/2/97 5.59  125,000  125,416
 6/2/97 5.67  360,000  359,914
 6/3/97 5.63  82,000  81,982
 6/9/97 5.46  280,000  279,873
 6/13/97 5.46  200,000  199,900
 8/1/97 5.73  210,000  209,978
   1,257,063
TOTAL FEDERAL AGENCIES    1,342,025
BANK NOTES - 7.2%
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
Bank of America National Trust & Savings Assoc.
 6/19/97 5.50% $ 200,000 $ 200,000
 6/23/97 5.55  60,000  60,000
Bank of New York, NY
 3/3/98 5.85  40,000  39,986
Bank of Scotland Treasury Services
 8/7/97 5.18 (a)   250,000  250,000
Bank One Columbus OH, NA
 6/3/97 5.63 (a)  170,000  169,879
Boatmen's First National Bank of Kansas City
 6/3/97 5.64 (a)  25,000  25,000
Comerica Bank
 3/27/98 6.20  95,000  94,852
First National Bank of Boston
 6/11/97 5.59  40,000  40,000
 6/26/97 5.56  50,000  50,000
 Harris Trust & Savings Bank, Chicago
 6/2/97 5.55  75,000  75,000
 6/26/97 5.55  50,000  50,000
Huntington National Bank
 9/30/97 5.50  30,000  30,021
Key Bank, NA
 6/2/97 5.67 (a)  50,000  49,997
 6/2/97 5.70 (a)  50,000  49,978
 6/12/97 5.71 (a)  70,000  69,958
Key Bank of New York
 6/2/97 5.68 (a)  104,000  103,988
LaSalle National Bank
 9/8/97 6.12  25,000  25,000
 9/10/97 6.15  25,000  25,000
NBD Bank, NA (Michigan)
 3/2/98 5.82  60,000  59,987
National City Bank
 7/2/97 5.57  65,000  64,942
PNC Bank, NA
 6/11/97 5.65 (a)  85,000  84,972
 6/27/97 5.65 (a)  66,000  65,962
TOTAL BANK NOTES    1,684,522
MASTER NOTES (A) - 2.5%
Goldman Sachs Group, L.P. (The)
 8/5/97 5.82  100,000  100,000
J.P. Morgan Securities
 6/2/97 5.81  314,000  314,000
MASTER NOTES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
Norwest Corp.
 6/2/97 5.69% $ 126,000 $ 126,000
Suntrust Banks, Inc.
 6/2/97 5.64  40,000  40,000
TOTAL MASTER NOTES    580,000
MEDIUM-TERM NOTES (A) - 3.4%
Beneficial Corp.
 6/5/97 5.47  50,000  50,006
CIT Group Holdings, Inc.
 6/2/97 5.71  50,000  49,994
Commonwealth Life Insurance Co. (c)
 6/2/97 5.86  50,000  50,000
General Motors Acceptance Corp.
 6/2/97 5.73  40,000  39,994
 7/21/97 5.69  50,000  50,032
 8/1/97 5.82  100,000  100,000
Merrill Lynch & Co., Inc.
 6/4/97 5.67  42,000  41,992
 6/18/97 5.69  83,000  82,997
Morgan Stanley Group, Inc.
 6/2/97 5.70  95,000  95,000
Norwest Corp.
 7/22/97 5.86  118,000  118,000
Pacific Mutual Life Insurance Co. (c)
 6/9/97 5.62  44,000  44,000
Transamerica Life Insurance and Annuity Co. (c)
 6/2/97 5.72  20,000  20,000
 6/16/97 5.63  65,000  65,000
TOTAL MEDIUM-TERM NOTES   807,015
SHORT-TERM NOTES (A) - 3.7%
CSA Funding - C
 6/6/97 5.76  6,000  6,000
Capital One Funding Corp. (1996-D)
 6/6/97 5.66  24,790  24,790
Capital One Funding Corp. (1996-F)
 6/6/97 5.66  42,019  42,019
Capital One Funding Corp. (1996-G)
 6/6/97 5.66  9,823  9,823
Capital One Funding Corp. (1996-H)
 6/6/97 5.66  19,800  19,800
SHORT-TERM NOTES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
Liquid Asset Backed Securities Trust (1996 - 1) (b)
 6/15/97 5.72% $ 91,000 $ 91,000
Liquid Asset Backed Securities Trust (1996 - 2) (b)
 6/2/97 5.72  134,000  134,000
SMM Trust (1996-B) (b)
 6/4/97 5.74  63,000  63,000
SMM Trust (1996-P) (b)
 6/16/97 5.72  130,000  130,000
SMM Trust (1997-I) (b)
 6/30/97 5.69  75,000  75,000
SMM Trust (1997-V) (b)
 6/26/97 5.69  141,000  141,000
SMM Trust (1997-W) (b)
 6/16/97 5.69  125,000  125,000
TOTAL SHORT-TERM NOTES   861,432
TIME DEPOSITS - 4.2%
Bank of Tokyo - Mitsubishi Ltd.
 6/30/97 5.69  42,000  42,000
 7/3/97 5.69  85,000  85,000
Chase Manhattan Bank
 6/2/97 5.63  150,000  150,000
 6/5/97 5.63  200,000  200,000
Deutsche Bank, Germany
 6/2/97 5.66  250,000  250,000
Sumitomo Bank, Ltd.
 6/4/97 5.72  107,000  107,000
 6/9/97 5.73  32,000  32,000
 6/18/97 5.75  120,000  120,000
TOTAL TIME DEPOSITS    986,000
REPURCHASE AGREEMENTS - 00.0%
 MATURITY AMOUNT
 (000S)
In a joint trading account
 (U.S. Treasury Obligations)
  dated 5/30/97 due 6/2/97
   At 5.55%  $ 590   590
TOTAL INVESTMENTS - 100%  $ 23,471,829
Total Cost for Income Tax Purposes     $ 23,471,829
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $759,000,000 or 3.3% of net assets.
3. Restricted security; subject to resale restrictions.
INCOME TAX INFORMATION
At November 30, 1996, the fund had a capital loss carryforward of approximately $2,304,000 of which $510,000, $1,634,000 and $160,000 will expire on November 30, 2001, 2002 and 2004, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) MAY 31, 1997

ASSETS

Investment in securities, at value (including repurchase                   $ 23,471,829
agreements of $590) - See accompanying schedule

Cash                                                                        31

Interest receivable                                                         148,900

 TOTAL ASSETS                                                               23,620,760

LIABILITIES

Payable for investments purchased                              $ 814,940

Share transactions in process                                   55,738

Distributions payable                                           2,848

Accrued management fee                                          4,155

Other payables and accrued expenses                             5,242

 TOTAL LIABILITIES                                                          882,923

NET ASSETS                                                                 $ 22,737,837

Net Assets consist of:

Paid in capital                                                            $ 22,738,842

Accumulated net realized gain (loss) on investments                         (1,005)

NET ASSETS, for 22,738,842 shares outstanding                              $ 22,737,837

NET ASSET VALUE, offering price and redemption price per                    $1.00
share ($22,737,837 (divided by) 22,738,842 shares)


STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS SIX MONTHS ENDED MAY 31, 1997

INTEREST INCOME                                                    $ 617,032

EXPENSES

Management fee                                          $ 22,888

Transfer agent fees                                      27,997

Accounting fees and expenses                             406

Non-interested trustees' compensation                    67

Custodian fees and expenses                              183

Registration fees                                        36

Legal                                                    15

Miscellaneous                                            3

 Total expenses before reductions                        51,595

 Expense reductions                                      (174)      51,421

NET INTEREST INCOME                                                 565,611

NET REALIZED GAIN (LOSS) ON INVESTMENTS                             70

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 565,681

STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN THOUSANDS   SIX MONTHS    YEAR ENDED
                       ENDED         NOVEMBER 30,
                       MAY 31,       1996
                       1997


INCREASE (DECREASE) IN NET ASSETS

Operations                                                 $ 565,611       $ 975,537
Net interest income

 Net realized gain (loss)                                   70              (160)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            565,681         975,377
 FROM OPERATIONS

Distributions to shareholders from net interest income      (565,611)       (975,537)

Share transactions at net asset value of $1.00 per share    23,441,954      36,638,550
Proceeds from sales of shares

 Reinvestment of distributions from net interest income     545,214         948,155

 Cost of shares redeemed                                    (22,489,999)    (34,777,730)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES           1,497,169       2,808,975
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   1,497,239       2,808,815

NET ASSETS

 Beginning of period                                        21,240,598      18,431,783

 End of period                                             $ 22,737,837    $ 21,240,598



FINANCIAL HIGHLIGHTS
      SIX MONTHS       YEARS ENDED NOVEMBER 30,
      ENDED MAY 31,


                                   1997       1996       1995       1994       1993       1992

SELECTED PER-SHARE DATA

Net asset value, beginning         $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
of period

Income from Investment              .025       .051       .055       .037       .029       .038
Operations
Net interest income



Less Distributions

 From net interest income           (.025)     (.051)     (.055)     (.037)     (.029)     (.038)

Net asset value, end of period     $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000

TOTAL RETURN B                      2.56%      5.18       5.67       3.74       2.97       3.90
                                              %          %          %          %          %

RATIOS AND SUPPLEMENTAL
DATA

Net assets, end of period          $ 22,738   $ 21,241   $ 18,432   $ 14,529   $ 10,314   $ 10,040
(in millions)

Ratio of expenses to average        .47% A     .51        .55        .52        .48        .48
net assets                                    %          %          %          %          %

Ratio of net interest income to     5.13% A    5.06       5.50       3.76       2.92       3.86
average net assets                            %          %          %          %          %


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1997


6. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Cash Reserves (the fund) is a fund of Fidelity Phillips Street Trust(the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
7. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
8. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated by multiplying the sum of two components, a group fee rate plus a fixed individual fund fee rate, applied to the average net assets of the fund and adding an income-based fee. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The individual fund fee rate is .03%. The income-based fee is added only when the fund's gross yield exceeds 5%. At that time the income-based fee would equal 6% of that portion of the fund's gross income that represents a gross yield of more than 5% per year. The maximum income-based component is 0.24% (annualized)of average net assets. For the period, the management fee was equivalent to an annualized rate of
 .21% of average net assets.
SUB-ADVISER FEE. As the fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of
 .25% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
9. EXPENSE REDUCTIONS.
The fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's transfer agent fees were reduced by $174,000.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Phillips Street Trust and the Shareholders of Fidelity Cash Reserves:
We have audited the accompanying statement of assets and liabilities of Fidelity Phillips Street Trust: Fidelity Cash Reserves, including the schedule of portfolio investments, as of May 31, 1997, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months then ended and for the year ended November 30, 1996, and the financial highlights for the six months ended May 31, 1997 and for each of the five years in the period ended November 30, 1996. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Phillips Street Trust: Fidelity Cash Reserves as of May 31, 1997, the results of its operations for the six months then ended, the changes in its net assets for the six months then ended and for the year ended November 30, 1996, and the financial highlights for the six months ended May 31, 1997 and for each of the five years in the period ended November 30, 1996, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Dallas, Texas
June 25, 1997
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
 To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
4001 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI


INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
 Company
Boston, MA
INVESTMENT SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Sarah H. Zenoble, Vice President
John Todd, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Thomas D. Maher, Assistant
 Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
William O. McCoy *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE
MONEY MARKET FUNDS
Fidelity Cash Reserves
Fidelity Daily Income Trust
Fidelity U.S. Government Reserves
Spartan(registered trademark) Money Market Fund
Spartan U.S. Government
  Money Market Fund
Spartan U.S. Treasury
  Money Market Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemption 1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE